Going Concern (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (5,300,800)	$ (4,947,815)
Net cash	2,631,984
Working capital	$ 3,230,599